Acquisitions and Dispositions, Seal for Life (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Jul. 31, 2019	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Seal For Life [Abstract]
Proceeds from sale of business										$ 0	$ 326	$ 0
Net sales		$ 3,008	$ 2,910	$ 2,975	$ 2,816	$ 3,019	$ 1,937	$ 1,950	$ 1,972	$ 11,709	8,878	$ 7,869
SFL [Member]
Seal For Life [Abstract]
Proceeds from sale of business	$ 325
Pretax gain on sale of business											214
Net sales											96
SFL [Member] | Restructuring and Transaction Activities [Member]
Seal For Life [Abstract]
Pretax gain on sale of business											$ 214